Transactions with Related Parties - Summary of Major Balances of Receivables and Payables to Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable	₩ 775	₩ 1,116	₩ 1,261
Payables	3	3,025	4,712
GungHo Online Entertainment, Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable	775	1,116	1,261
Payables	₩ 3	₩ 3,025	4,702
ACQUIRE Corp [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Payables			₩ 10